Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities	5 Months Ended
Dec. 31, 2020 USD ($)
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value as of August 11, 2020 (inception)
Initial measurement on October 19, 2020	3,105,000
Change in fair value recognized in earnings	2,338,335
Fair value as of December 31, 2020	5,443,335
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value as of August 11, 2020 (inception)
Initial measurement on October 19, 2020	2,052,000
Change in fair value recognized in earnings	1,545,335
Fair value as of December 31, 2020	3,597,335
Total Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value as of August 11, 2020 (inception)
Initial measurement on October 19, 2020	5,157,000
Change in fair value recognized in earnings	3,883,670
Fair value as of December 31, 2020	$ 9,040,670